Derivative Warrant Liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended		18 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2025
Derivative Warrant Liabilities [Line Items]
Number of warrants issued (in Shares)	20,762		20,762
Warrants outstanding (in Shares)	20,762		20,762
Cancellation of public warrants (in Shares)			1,104
Fair value (loss)/gain on warrant liability		$ 185,064		$ 185,064
Fair value of warrants	$ 2,533,368		$ 2,533,368			$ 945,096
Common Shares [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued (in Shares)	1,872,051	76,009	1,872,051	76,009	76,009
Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of warrants issued (in Shares)	19,808		19,808
Fair value (loss)/gain on warrant liability			$ 185,064
Fair value of warrants	$ 298,368	$ 149,184	298,368	$ 149,184	$ 149,184
Private Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Fair value of warrants
Derivative warrant liability [Member]
Derivative Warrant Liabilities [Line Items]
Fair value loss			$ 98,272		$ 745,428
Derivative warrant liability [Member] | Common Shares [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued (in Shares)	1,104		1,104
Derivative warrant liability [Member] | Private Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of warrants issued (in Shares)	954		954
Price per share (in Dollars per share)	$ 6,874.13		$ 6,874.13